SCHEDULE OF ENTITIES INCLUDED IN CONSOLIDATED FINANCIAL STATEMENTS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 29, 2023
GIBO [Member]
Date of incorporation	Jun. 19, 2024
Place of incorporation	Cayman Islands
Ownership percentage	100.00%
Principal activities	Investment holding
BUJA [Member]
Date of incorporation	Sep. 15, 2022
Place of incorporation	Cayman Islands
Ownership percentage	100.00%
Principal activities	Investment holding
GIBO Group [Member]
Date of incorporation	Sep. 05, 2023
Place of incorporation	Cayman Islands
Ownership percentage	100.00%
Principal activities	Investment holding
GIBO AI [Member]
Date of incorporation	Sep. 05, 2023
Place of incorporation	Cayman Islands
Ownership percentage	100.00%
Principal activities	AI Animation
GIBO International [Member]
Date of incorporation	Nov. 29, 2023
Place of incorporation	SAMOA
Ownership percentage	100.00%
Principal activities	Investment holding
Hong Kong Daily [Member]
Date of incorporation	Dec. 22, 2017
Place of incorporation	Hong Kong
Ownership percentage	100.00%	100.00%
Principal activities	AI Animation